As filed with the Securities and Exchange	Registration No. 333-167182
Commission on May 30, 2013	Registration No. 811-02512

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 6	[X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[X]
(Check appropriate box or boxes.)

Variable Annuity Account B
(Exact Name of Registrant)
of

ING LIFE INSURANCE AND ANNUITY COMPANY
(Name of Depositor)

One Orange Way
Windsor, Connecticut 06095-4774
(860) 580-4646
(Address and Telephone Number of Depositor’s Principal Office)

J. Neil McMurdie, Esq.
One Orange Way, C2N
Windsor, CT 06095
860-580-2824
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[	]	immediately upon filing pursuant to paragraph (b) of Rule 485
[ X ]		on June 28, 2013 pursuant to paragraph (b) of Rule 485
[	]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[	]	on [date] pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ X ]		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

                                                   EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective
Amendment No. 6 is to delay the effective date of the Post-Effective Amendment No. 4 filed on February
20, 2013 and Post-Effective Amendment No. 5 filed on April 29, 2013. We have received and are currently working to address Staff comments, and we will make a filing pursuant to Rule 485(b) at a future date that incorporates our responses to the comments and any required missing information or items.

                                                          PARTS A, B and C

Parts A, B and C of this Post-Effective Amendment No. 6 incorporate by reference Parts A, B and C of
Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 333-167182) filed on
February 20, 2013 and Post-Effective Amendment No. 5 filed on April 29, 2013.

                                                       SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, ING Life
Insurance and Annuity Company, Variable Annuity Account B, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf in the Town of Windsor, State of Connecticut, on the
30th day of May 2013.

By:	VARABLE ANNUITY ACCOUNT B
(REGISTRANT)

By:	ING LIFE INSURANCE AND ANNUITY COMPANY
(DEPOSITOR)

By:	Mary (Maliz) E. Beams*
Mary (Maliz) E. Beams
President (Principal Executive Officer)

By:	/s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact*

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on May 30, 2013.

Signatures	Titles

Mary (Maliz) E. Beams*	President and Director
Mary (Maliz) E. Beams	(principal executive officer)

Steven T. Pierson*	Senior Vice President and Chief Accounting Officer
Steven T. Pierson	(principal accounting officer)

Mark B. Kaye*	Senior Vice President and Chief Financial Officer
Mark B. Kaye	(principal financial officer)

Michael S. Smith*	Director
Michael S. Smith

Signatures	Titles
Ewout L. Steenbergen*	Director
Ewout L. Steenbergen

Donald W. Britton*	Director
Donald W. Britton

Alain M. Karaoglan*	Director
Alain M. Karaoglan

Rodney O. Martin*	Director
Rodney O. Martin

By: /s/ J. Neil McMurdie
J. Neil McMurdie as
Attorney-in-Fact*

*Executed by J. Neil McMurdie on behalf of those indicated pursuant to Powers of Attorney.